Preferred stock (Tables)	12 Months Ended
Mar. 31, 2011
Schedule of Conversions of Stock

Each share of preferred stock which has not been converted as described above by the end of the relevant conversion period will be converted into common stock on the day following the end of the conversion period on the following terms:

	Conversion date	Conversion ratio
Eleventh series class XI preferred stock	July 1, 2016	¥1,000/(current market price), where the current market price is the average price of daily closing prices (including closing bid or offered price) of common stock as reported by the TSE for the 30 consecutive trading days (excluding trading days on which no closing price, closing bid or offered price is reported) commencing on the 45th trading day prior to July 1, 2016, provided that the current market price shall not be less than ¥284.90.

Schedule of Stockholders Equity

The changes in the number of shares and the aggregate amount of preferred stock during the fiscal years ended March 31, 2009, 2010 and 2011 were as follows. On January 4, 2009, MHFG abolished the fractional share system and adopted the unit share system concurrently with the allotment of shares or fractions of a share without consideration. The allotment was made at the rate of 999 shares per one share and 9.99 shares per every 0.01 of a share. Therefore, as a result of the allotment, the number of shares has increased a thousandfold.

Class of stock	Issued at March 31, 2008	Cancelled	Allotment	Issued at March 31, 2009	Net change	Issued at March 31, 2010	Net change	Issued at March 31, 2011
	(number of shares)
Eleventh series class XI preferred stock (Note)	943,740	(28,988)	913,837,248	914,752,000	—	914,752,000	—	914,752,000
Thirteenth series class XIII preferred stock	36,690	—	36,653,310	36,690,000	—	36,690,000	—	36,690,000

Total	980,430	(28,988)	950,490,558	951,442,000	—	951,442,000	—	951,442,000

Class of stock	Aggregate amount at March 31, 2008	Cancelled	Aggregate amount at March 31, 2009	Net change	Aggregate amount at March 31, 2010	Net change	Aggregate amount at March 31, 2011
	(in millions of yen)
Eleventh series class XI preferred stock (Note)	943,740	(28,988)	914,752	—	914,752	—	914,752
Thirteenth series class XIII preferred stock	36,690	—	36,690	—	36,690	—	36,690

Total	980,430	(28,988)	951,442	—	951,442	—	951,442

Note:	The aggregate amount and number of issued shares include the preferred stock in treasury which has been converted to common stock but not yet cancelled.

Preferred stock
Schedule of Stock by Class

The composition of preferred stock at March 31, 2009, 2010 and 2011 is as follows:

2009	Aggregate amount	Number of shares			Liquidation value per share	Convertible or not
Class of stock		Authorized	Issued	In treasury
	(in millions of yen)				(in yen)
Eleventh series class XI preferred stock(Note)	914,752	1,369,512,000	914,752,000	2,801,000	1,000	Yes
Class XII preferred stock	—	1,500,000,000	—	—	—	—
Thirteenth series class XIII preferred stock	36,690	1,500,000,000	36,690,000	—	1,000	No

Total	951,442	4,369,512,000	951,442,000	2,801,000

2010	Aggregate amount	Number of shares			Liquidation value per share	Convertible or not
Class of stock		Authorized	Issued	In treasury
	(in millions of yen)				(in yen)
Eleventh series class XI preferred stock (Note)	914,752	1,369,512,000	914,752,000	415,471,000	1,000	Yes
Class XII preferred stock	—	1,500,000,000	—	—	—	—
Thirteenth series class XIII preferred stock	36,690	1,500,000,000	36,690,000	—	1,000	No

Total	951,442	4,369,512,000	951,442,000	415,471,000

2011	Aggregate amount	Number of shares			Liquidation value per share	Convertible or not
Class of stock		Authorized	Issued	In treasury
	(in millions of yen)				(in yen)
Eleventh series class XI preferred stock (Note)	914,752	1,369,512,000	914,752,000	497,866,000	1,000	Yes
Class XII preferred stock	—	1,500,000,000	—	—	—	—
Thirteenth series class XIII preferred stock	36,690	1,500,000,000	36,690,000	—	1,000	No

Total	951,442	4,369,512,000	951,442,000	497,866,000

Note:	The aggregate amount and number of issued shares include the preferred stock in treasury which has been converted to common stock but not yet cancelled.

Convertible Preferred Stock
Schedule of Stock by Class

Eleventh series class XI preferred stock is convertible into common stock at the option of the holder. Material terms and conditions of conversion are as follows:

	Conversion period	Conversion ratio (Note)
Eleventh series class XI preferred stock	July 1, 2008 to June 30, 2016	¥1,000/(conversion price), where the conversion price after adjustment is ¥284.90 on or after July 31, 2010; to be reset on July 1 of each year between 2011 and 2015 (each, a “Reset Date”) as ¥1,000/(conversion price), where the conversion price is the lower of (x) the average price of daily closing prices (including closing bid or offered price) of common stock as reported by the Tokyo Stock Exchange (“TSE”) for the 30 consecutive trading days (excluding trading days on which no closing price, closing bid or offered price is reported) commencing on the 45th trading day prior to the Reset Date and (y) the conversion price after adjustment effective as of the day before the relevant Reset Date, provided that the conversion price shall not be less than ¥284.90.

Note:	Subject to adjustment, where issuance or disposal by MHFG of common stock for a price below the “current market price”, a stock split, issuance of securities convertible into common stock at a price below the “current market price” at the time of issuance thereof or determination of the conversion price thereof, merger or amalgamation, or a capital decrease or stock consolidation occurs and in certain other circumstances.

Common stock (Note 17):
Schedule of Stock by Class

The changes in the number of issued shares of common stock during the fiscal years ended March 31, 2009, 2010, and 2011 were as follows:

	2009	2010	2011
	(shares)
Balance at beginning of fiscal year	11,396,255	11,178,940,660	15,494,397,690
Issuance of new shares of common stock by conversion of Eleventh series class XI preferred stock	59,186	1,315,457,030	287,787,630
Issuance of new shares of common stock by public offering	—	2,804,400,000	5,609,000,000
Issuance of new shares of common stock by way of third-party allotment	—	195,600,000	391,000,000
Cancellation of common stock	(276,500)	—	—
Allotment of common stock	11,167,761,719	—	—

Balance at end of fiscal year	11,178,940,660	15,494,397,690	21,782,185,320